Shareholder Report, Line Graph (Details) 196490_Nuance Concentrated Value Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class (with maximum 5.00% sales charge)
Accumulated Value	$ 15,711	$ 15,887	$ 16,030	$ 14,916	$ 15,274	$ 11,753	$ 12,374	$ 11,072	$ 10,418	$ 9,497	$ 17,737
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	31,574	28,167	22,963	22,367	22,320	15,289	15,158	13,356	11,792	10,000	$ 41,379
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Value Total Return
Accumulated Value	$ 22,177	$ 20,514	$ 18,081	$ 17,962	$ 17,820	$ 12,059	$ 13,686	$ 12,604	$ 11,733	$ 10,000	$ 28,821